Long-term Debt	6 Months Ended
Jun. 30, 2016
Long-term Debt [Abstract]
Long-term Debt
8.  Long-term Debt:
	December 31, 2015	June 30, 2016
$1.3 billion Senior Secured Term Loan B Facility	$1,283,750	$1,277,250
$1.9 billion Secured Term Loan B Facility	1,857,250	1,847,750
$462 million Senior Secured Credit Facility	432,821	413,368
7.25% Senior Unsecured Notes	229,411	130,974
6.5% Senior Secured Notes	607,742	459,723
Less: Deferred financing costs	(82,506)	(71,473)
Total debt	4,328,468	4,057,592
Less: Current portion	(56,725)	(200,839)
Long-term portion	$4,271,743	$3,856,753

7.25% Senior Unsecured Notes due 2019
On March 26, 2014, the Company issued $500,000 aggregate principal amount of 7.25% Senior Unsecured Notes due 2019 (the "7.25% Senior Unsecured Notes"), offered in a private placement. The Senior Notes are unsecured obligations and rank senior in right of payment to any future subordinated indebtedness and equally in right of payment to all of its existing and future unsecured senior indebtedness.
The 7.25% Senior Unsecured Notes are not guaranteed by any of the Company's subsidiaries. Upon a change of control, which would occur if 50% or more of the Company's shares are acquired by any person or group other than DryShips or its affiliates, the noteholders will have an option to require the Company to purchase all outstanding notes at a redemption price of 101% of the principal amount thereof plus accrued and unpaid interest to the date of purchase. The contractual semi-annual coupon interest rate is 7.25% per year.
As of June 30, 2016, one of the Company's wholly owned subsidiary purchased in the open market an aggregate principal amount of $369,026 of these notes and the outstanding balance reported above, of $130,974, is net of the notes repurchased in the open market.
During the six-months period ended June 30, 2016, the purchase of the notes, resulted in a gain of $57,160 and is included in "Gain from repurchase of senior notes" in the accompanying 2016 consolidated statement of operations.
6.50% Senior Secured Notes due 2017
On September 20, 2012, the Company's wholly owned subsidiary Drill Rigs Holdings Inc. (the "Issuer"), issued $800,000 aggregate principal amount of 6.50% Senior Secured Notes due 2017 (the "Drill Rigs Senior Notes") offered in a private offering. The Drill Rigs Senior Notes are secured obligations and rank senior in right of payment to any future subordinated indebtedness and equally in right of payment to all of its existing and future unsecured senior indebtedness.
The Drill Rigs Senior Notes are fully and unconditionally guaranteed by the Company and certain of its existing and future subsidiaries of the Issuer and are secured by certain assets of, and by a pledge of the stock of, the Issuer and the subsidiaries of the Issuer. The contractual semi-annual coupon interest rate is 6.5% on the Drill Rigs Senior Notes.
Upon a change of control, which occurs if 50% or more of the Company's shares are acquired by any person or group other than DryShips or its affiliates, the Issuer will be required to make an offer to repurchase the Drill Rigs Senior Notes at a price equal to 101% of the principal amount thereof, plus any accrued and unpaid interest thereon to the date of repurchase.
As of June 30, 2016, one of the Company's wholly owned subsidiary purchased in the open market an aggregate principal amount of $340,277 of these notes and the outstanding balance reported above, of $459,723, is net of the notes repurchased in the open market.
During the six-months period ended June 30, 2016, the purchase of the notes, resulted in a gain of $67,841 and is included in "Gain from repurchase of senior notes" in the accompanying 2016 consolidated statement of operations.
$1.3 billion Senior Secured Term Loan B Facility
On July 25, 2014, the Company's wholly owned subsidiary, Drillships Ocean Ventures Inc., entered into a $1.3 billion Senior Secured Term Loan B ("New Term Loan B") facility to repay the $1.35 billion Senior Secured Credit Facility, which had an outstanding loan balance of approximately $1.3 billion on that date. The New Term Loan B facility which is secured primarily by first priority mortgages on the vessels, the Ocean Rig Mylos, the Ocean Rig Skyros and the Ocean Rig Athena, bears interest at a fixed rate, and matures on July 25, 2021.
$1.9 billion Secured Term Loan B Facility
On July 12, 2013,  the Company, through its wholly-owned subsidiaries, Drillships Financing Holding Inc. ("DFHI") and Drillships Projects Inc., entered into a $1,800,000 senior secured term loan facility, comprised of tranche B-1 term loans in an aggregate principal amount equal to $975,000 ("Tranche B-1 Term Loans") and tranche B-2 term loans in an aggregate principal amount equal to $825,000 ("Tranche B-2 Term Loans" and, together with the Tranche B-1 Term Loans, the "Term Loans"), with respective maturity dates in the first quarter of 2021, subject to adjustment to the third quarter of 2020 in certain circumstances, and the third quarter of 2016. The Term Loans are initially guaranteed by the Company and certain existing and future subsidiaries of DFHI and are secured by certain assets of, and by a pledge of the stock of, DFHI and the subsidiary guarantors. On July 26, 2013, the Company through its wholly-owned subsidiaries DFHI and Drillships Projects Inc. entered into an incremental amendment to the $1,800,000 senior term loan for additional tranche B-1 term loans in an aggregate principal amount of $100,000.
On February 7, 2014, the Company refinanced its then existing short-term Tranche B-2 Term Loans with a fungible add-on to its existing long-term Tranche B-1 Term Loans.  As a result of this refinancing, the total $1.9 billion of Tranche B-1 Term Loans will mature no earlier than the third quarter of 2020.
$462 million Senior Secured Credit Facility
On February 13, 2015, the Company's wholly owned subsidiary, Drillship Alonissos Shareholders Inc., entered into a secured term loan facility agreement with a syndicate of lenders and DNB Bank ASA, as facility agent and security agent, for up to $475,000 to partially finance the construction costs of the Ocean Rig Apollo. This facility has a 5 year term and bears interest at LIBOR plus a margin. On March 3, 2015, the Company drew down an amount of $462,000 under this facility and pledged restricted cash of $15,000, as of June 30, 2016, associated with the respective loan. On February 11, 2016, the charterer for the Ocean Rig Apollo sent to the Company a notice of termination for convenience of the drilling contract. Under the $462,000 Senior Secured Credit Facility, the Company was required to find a new Satisfactory Drilling Contract (as defined in the loan agreement) by May 21, 2016. The Company has not yet entered into a new drilling contract for the Ocean Rig Apollo and, therefore, the Company is required to make a mandatory prepayment of approximately $145,894 by August 22, 2016.
The Company's outstanding debt is secured by, among other things, first priority mortgages over the Company's operating drilling units, corporate guarantees, first priority assignments of all freights, earnings, insurances and requisition compensation relating to such drilling units and a pledge of the shares of capital stock of certain of the Company's subsidiaries.
Certain of the Company's debt instruments contain financial covenants, minimum coverage ratio requirements and minimum liquidity and working capital requirements and restrict, without the bank's prior consent, the Company's and its subsidiaries ability to, among other things, pay dividends, change the management and ownership of its drilling units, incur additional indebtedness, incur and create liens on its assets, and change in the general nature of the Company's business and require that the Company maintain an established place of business in the United States or the United Kingdom.
Total interest and debt amortization cost incurred on long-term debt for the six-month periods ended June 30, 2015 and 2016, amounted to $149,804 and $129,791, respectively, of which $14,378 and $12,361, respectively, were capitalized as part of the cost of the drilling units under construction. Total interest incurred and amortization of debt issuance cost on long-term debt, net of capitalized interest, are included in "Interest and finance costs" in the accompanying unaudited interim condensed consolidated statements of operations.
The Company's weighted average interest rates on the above bank loans and notes were 6.28% and 6.12%, as of June 30, 2015 and 2016, respectively.
The annual principal payments required to be made after June 30, 2016, including balloon payments, totaling $4,129,065 due through July 2021, are as follows:

June 30, 2017	216,800
June 30, 2018	530,628
June 30, 2019	201,878
June 30, 2020	182,759
June 30, 2021 and thereafter	2,997,000
Total principal payments	4,129,065
Less: Deferred financing costs	(71,473)
Total debt	$4,057,592